Reverse Cap Weighted U.S. Large Cap ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 1.5%
78	AT&T, Inc.	$2,243
5,707	CenturyLink, Inc.	55,643
9	Charter Communications, Inc. - Class A (a)	5,954
1,825	DISH Network Corporation - Class A (a)	59,020
815	Live Nation Entertainment, Inc. (a)	59,886
119	Motorola Solutions, Inc.	20,237
58	T-Mobile US, Inc. (a)	7,821
31	Verizon Communications, Inc.	1,821
819	ViacomCBS, Inc. - Class B	30,516
		243,141
	Consumer Discretionary - 16.8%
347	Advance Auto Parts, Inc.	54,656
145	Aptiv plc	18,892
19	AutoZone, Inc. (a)	22,523
251	Best Buy Company, Inc.	25,047
3	Booking Holdings, Inc. (a)	6,682
1,794	BorgWarner, Inc.	69,320
404	CarMax, Inc. (a)	38,162
1,731	Carnival Corporation	37,493
13	Chipotle Mexican Grill, Inc. (a)	18,027
50	Comcast Corporation - Class A	2,620
361	D.R. Horton, Inc.	24,880
353	Darden Restaurants, Inc.	42,049
1,016	Discovery, Inc. - Class A (a)	30,571
679	Discovery, Inc. - Class C (a)	17,783
56	Dollar General Corporation	11,777
219	Dollar Tree, Inc. (a)	23,661
101	Domino’s Pizza, Inc.	38,730
161	Etsy, Inc. (a)	28,644
286	Expedia Group, Inc.	37,866
1,845	Ford Motor Company	16,218
431	Fox Corporation - Class A	12,551
980	Fox Corporation - Class B	28,302
6,543	Gap, Inc.	132,103
279	Garmin, Ltd.	33,385
266	General Motors Company	11,076
431	Genuine Parts Company	43,285
8,618	Hanesbrands, Inc.	125,650
580	Hasbro, Inc.	54,253

192	Hilton Worldwide Holdings, Inc.	21,362
7	Home Depot, Inc.	1,859
2,621	Interpublic Group of Companies, Inc.	61,646
1,605	L Brands, Inc.	59,690
553	Las Vegas Sands Corporation	32,959
2,605	Leggett & Platt, Inc.	115,402
401	Lennar Corporation - Class A	30,568
1,548	LKQ Corporation (a)	54,552
32	Lowe’s Companies, Inc.	5,136
134	Marriott International, Inc. - Class A	17,677
19	McDonald’s Corporation	4,077
1,572	MGM Resorts International	49,534
539	Mohawk Industries, Inc. (a)	75,972
3,683	Newell Brands, Inc.	78,190
841	News Corporation - Class A	15,113
2,719	News Corporation - Class B	48,317
26	NIKE, Inc. - Class B	3,678
2,644	Norwegian Cruise Line Holdings, Ltd. (a)	67,237
11	NVR, Inc. (a)	44,879
659	Omnicom Group, Inc.	41,102
40	O’Reilly Automotive, Inc. (a)	18,103
128	Pool Corporation	47,680
1,216	PulteGroup, Inc.	52,434
925	PVH Corporation	86,848
1,181	Ralph Lauren Corporation	122,517
130	Ross Stores, Inc.	15,965
530	Royal Caribbean Cruises, Ltd.	39,586
47	Starbucks Corporation	5,028
2,452	Tapestry, Inc.	76,208
40	Target Corporation	7,061
2	Tesla, Inc. (a)	1,411
315	Tiffany & Company	41,407
112	TJX Companies, Inc.	7,649
261	Tractor Supply Company	36,691
145	Ulta Beauty, Inc. (a)	41,638
2,632	Under Armour, Inc. - Class A (a)	45,191
3,295	Under Armour, Inc. - Class C (a)	49,030
245	V.F. Corporation	20,925
11	Walt Disney Company (a)	1,993
277	Whirlpool Corporation	49,996
490	Wynn Resorts, Ltd.	55,287
174	Yum! Brands, Inc.	18,889
		2,676,693

	Consumer Staples - 4.6%
171	Altria Group, Inc.	7,011
424	Archer-Daniels-Midland Company	21,374
549	Brown-Forman Corporation - Class B	43,607
1,296	Campbell Soup Company	62,662
320	Church & Dwight Company, Inc.	27,914
114	Clorox Company	23,019
47	Coca-Cola Company	2,578
93	Colgate-Palmolive Company	7,952
958	Conagra Brands, Inc.	34,737
81	Constellation Brands, Inc. - Class A	17,743
8	Costco Wholesale Corporation	3,014
87	CVS Health Corporation	5,942
43	Estee Lauder Companies, Inc. - Class A	11,446
272	General Mills, Inc.	15,994
179	Hershey Company	27,267
935	Hormel Foods Corporation	43,580
387	J.M. Smucker Company	44,737
596	Kellogg Company	37,089
93	Kimberly-Clark Corporation	12,539
778	Kraft Heinz Company	26,965
769	Kroger Company	24,424
669	Lamb Weston Holdings, Inc.	52,677
270	McCormick & Company, Inc.	25,812
1,390	Molson Coors Beverage Company - Class B	62,814
125	Mondelez International, Inc. - Class A	7,309
204	Monster Beverage Corporation (a)	18,866
21	PepsiCo, Inc.	3,114
48	Philip Morris International, Inc.	3,974
10	Procter & Gamble Company	1,391
199	Sysco Corporation	14,778
413	Tyson Foods, Inc. - Class A	26,614
486	Walgreens Boots Alliance, Inc.	19,382
20	Walmart, Inc.	2,883
		741,208
	Energy - 7.5%
5,947	Apache Corporation	84,388
1,660	Baker Hughes Company	34,611
5,079	Cabot Oil & Gas Corporation	82,686
38	Chevron Corporation	3,209
745	Concho Resources, Inc.	43,471
289	ConocoPhillips	11,557
5,857	Devon Energy Corporation	92,599
1,479	Diamondback Energy, Inc.	71,584
349	EOG Resources, Inc.	17,405
76	Exxon Mobil Corporation	3,133
1,686	Halliburton Company	31,865

667	Hess Corporation	35,211
5,198	HollyFrontier Corporation	134,368
1,329	Kinder Morgan, Inc.	18,167
14,870	Marathon Oil Corporation	99,183
489	Marathon Petroleum Corporation	20,225
7,348	National Oilwell Varco, Inc.	100,888
1,600	Occidental Petroleum Corporation	27,696
762	ONEOK, Inc.	29,246
278	Phillips 66	19,443
267	Pioneer Natural Resources Company	30,409
799	Schlumberger, Ltd.	17,442
14,811	TechnipFMC plc	139,223
412	Valero Energy Corporation	23,307
1,003	Williams Companies, Inc.	20,110
		1,191,426
	Financials - 13.4%
445	Aflac, Inc.	19,789
172	Allstate Corporation	18,908
64	American Express Company	7,738
451	American International Group, Inc.	17,075
134	Ameriprise Financial, Inc.	26,040
62	Aon plc - Class A	13,099
212	Arthur J. Gallagher & Company	26,227
564	Assurant, Inc.	76,828
93	Bank of America Corporation	2,819
443	Bank of New York Mellon Corporation	18,801
5	Berkshire Hathaway, Inc. - Class B (a)	1,159
9	BlackRock, Inc.	6,494
158	Capital One Financial Corporation	15,618
733	Cboe Global Markets, Inc.	68,257
161	Charles Schwab Corporation	8,539
55	Chubb, Ltd.	8,466
608	Cincinnati Financial Corporation	53,121
82	Citigroup, Inc.	5,056
1,098	Citizens Financial Group, Inc.	39,265
50	CME Group, Inc.	9,103
1,519	Comerica, Inc.	84,851
276	Discover Financial Services	24,986
273	Everest Re Group, Ltd.	63,907
1,099	Fifth Third Bancorp	30,299
202	First Republic Bank	29,680
3,627	Franklin Resources, Inc.	90,639
692	Globe Life, Inc.	65,712
30	Goldman Sachs Group, Inc.	7,911
763	Hartford Financial Services Group, Inc.	37,372
3,440	Huntington Bancshares, Inc.	43,447
86	Intercontinental Exchange, Inc.	9,915

4,870	Invesco, Ltd.	84,884
13	JPMorgan Chase & Company	1,652
2,388	KeyCorp	39,187
1,222	Lincoln National Corporation	61,479
1,314	Loews Corporation	59,156
288	M&T Bank Corporation	36,662
51	MarketAxess Holdings, Inc.	29,099
86	Marsh & McLennan Companies, Inc.	10,062
343	MetLife, Inc.	16,104
48	Moody’s Corporation	13,932
102	Morgan Stanley	6,990
40	MSCI, Inc.	17,861
323	Nasdaq, Inc.	42,875
346	Northern Trust Corporation	32,227
8,123	People’s United Financial, Inc.	105,030
67	PNC Financial Services Group, Inc.	9,983
962	Principal Financial Group, Inc.	47,725
112	Progressive Corporation	11,075
246	Prudential Financial, Inc.	19,205
563	Raymond James Financial, Inc.	53,862
2,522	Regions Financial Corporation	40,655
16	S&P Global, Inc.	5,260
313	State Street Corporation	22,780
93	SVB Financial Group (a)	36,068
1,037	Synchrony Financial	35,994
113	T. Rowe Price Group, Inc.	17,107
127	Travelers Companies, Inc.	17,827
196	Truist Financial Corporation	9,394
5,317	Unum Group	121,972
203	US Bancorp	9,458
168	Wells Fargo & Company	5,070
109	Willis Towers Watson plc	22,964
990	W.R. Berkley Corporation	65,756
2,053	Zions Bancorporation	89,182
		2,129,658
	Health Care - 9.0%
27	Abbott Laboratories	2,956
32	AbbVie, Inc.	3,429
191	ABIOMED, Inc. (a)	61,922
137	Agilent Technologies, Inc.	16,233
182	Alexion Pharmaceuticals, Inc. (a)	28,436
31	Align Technology, Inc. (a)	16,566
414	AmerisourceBergen Corporation	40,473
20	Amgen, Inc.	4,598
24	Anthem, Inc.	7,706
181	Baxter International, Inc.	14,523
34	Becton Dickinson and Company	8,508

65	Biogen, Inc. (a)	15,916
84	Bio-Rad Laboratories, Inc. - Class A (a)	48,967
362	Boston Scientific Corporation (a)	13,014
58	Bristol-Myers Squibb Company	3,598
677	Cardinal Health, Inc.	36,260
391	Catalent, Inc. (a)	40,691
274	Centene Corporation (a)	16,448
343	Cerner Corporation	26,919
40	Cigna Corporation	8,327
104	Cooper Companies, Inc.	37,785
20	Danaher Corporation	4,443
675	DaVita, Inc. (a)	79,245
955	DENTSPLY SIRONA, Inc.	50,004
50	DexCom, Inc. (a)	18,486
127	Edwards Lifesciences Corporation (a)	11,586
26	Eli Lilly & Company	4,390
116	Gilead Sciences, Inc.	6,758
89	HCA Healthcare, Inc.	14,637
838	Henry Schein, Inc. (a)	56,029
413	Hologic, Inc. (a)	30,079
28	Humana, Inc.	11,488
34	IDEXX Laboratories, Inc. (a)	16,996
34	Illumina, Inc. (a)	12,580
476	Incyte Corporation (a)	41,403
8	Intuitive Surgical, Inc. (a)	6,545
108	IQVIA Holdings, Inc. (a)	19,350
7	Johnson & Johnson	1,102
144	Laboratory Corporation of America Holdings (a)	29,311
124	McKesson Corporation	21,566
31	Medtronic plc	3,631
24	Merck & Company, Inc.	1,963
19	Mettler-Toledo International, Inc. (a)	21,654
245	PerkinElmer, Inc.	35,158
1,876	Perrigo Company plc	83,895
68	Pfizer, Inc.	2,503
291	Quest Diagnostics, Inc.	34,678
25	Regeneron Pharmaceuticals, Inc. (a)	12,078
98	ResMed, Inc.	20,831
198	STERIS plc	37,529
33	Stryker Corporation	8,086
85	Teleflex, Inc.	34,983
7	Thermo Fisher Scientific, Inc.	3,260
5	UnitedHealth Group, Inc.	1,753
430	Universal Health Services, Inc. - Class B	59,125
210	Varian Medical Systems, Inc. (a)	36,752
45	Vertex Pharmaceuticals, Inc. (a)	10,635
1,613	Viatris, Inc. (a)	30,228

163	Waters Corporation (a)	40,329
114	West Pharmaceutical Services, Inc.	32,297
140	Zimmer Biomet Holdings, Inc.	21,573
48	Zoetis, Inc.	7,944
		1,430,158
	Industrials - 14.6%
31	3M Company	5,418
1,355	A.O. Smith Corporation	74,281
1,906	Alaska Air Group, Inc.	99,112
530	Allegion plc	61,681
3,295	American Airlines Group, Inc.	51,962
181	AMETEK, Inc.	21,890
21	Boeing Company	4,495
495	C.H. Robinson Worldwide, Inc.	46,466
521	Carrier Global Corporation	19,652
34	Caterpillar, Inc.	6,189
53	Cintas Corporation	18,733
206	Copart, Inc. (a)	26,213
93	CSX Corporation	8,440
79	Cummins, Inc.	17,941
29	Deere & Company	7,802
529	Delta Air Lines, Inc.	21,271
273	Dover Corporation	34,466
111	Eaton Corporation plc	13,336
144	Emerson Electric Company	11,573
136	Equifax, Inc.	26,226
422	Expeditors International of Washington, Inc.	40,136
421	Fastenal Company	20,557
30	FedEx Corporation	7,789
3,272	Flowserve Corporation	120,573
369	Fortive Corporation	26,133
608	Fortune Brands Home & Security, Inc.	52,118
110	General Dynamics Corporation	16,370
558	General Electric Company	6,026
20	Honeywell International, Inc.	4,254
2,153	Howmet Aerospace, Inc.	61,447
457	Huntington Ingalls Industries, Inc.	77,909
208	IDEX Corporation	41,434
205	IHS Markit, Ltd.	18,415
49	Illinois Tool Works, Inc.	9,990
804	Ingersoll Rand, Inc. (a)	36,630
363	J.B. Hunt Transport Services, Inc.	49,604
383	Jacobs Engineering Group, Inc.	41,732
374	Johnson Controls International plc	17,425
162	Kansas City Southern	33,069
75	L3Harris Technologies, Inc.	14,177
19	Lockheed Martin Corporation	6,745

757	Masco Corporation	41,582
4,492	Nielsen Holdings plc	93,748
42	Norfolk Southern Corporation	9,980
42	Northrop Grumman Corporation	12,798
151	Old Dominion Freight Line, Inc.	29,472
354	Otis Worldwide Corporation	23,913
232	PACCAR, Inc.	20,017
63	Parker-Hannifin Corporation	17,162
1,328	Pentair plc	70,504
813	Quanta Services, Inc.	58,552
73	Raytheon Technologies Corporation	5,220
308	Republic Services, Inc.	29,660
1,245	Robert Half International, Inc.	77,788
82	Rockwell Automation, Inc.	20,566
1,967	Rollins, Inc.	76,851
31	Roper Technologies, Inc.	13,364
331	Snap-on, Inc.	56,647
471	Southwest Airlines Company	21,953
116	Stanley Black & Decker, Inc.	20,713
106	Teledyne Technologies, Inc. (a)	41,550
1,127	Textron, Inc.	54,468
125	Trane Technologies plc	18,145
29	TransDigm Group, Inc. (a)	17,947
20	Union Pacific Corporation	4,164
854	United Airlines Holdings, Inc. (a)	36,936
25	United Parcel Service, Inc. - Class B	4,210
140	United Rentals, Inc. (a)	32,467
95	Verisk Analytics, Inc.	19,721
81	W.W. Grainger, Inc.	33,076
113	Waste Management, Inc.	13,326
554	Westinghouse Air Brake Technologies Corporation	40,553
336	Xylem, Inc.	34,201
		2,330,934
	Information Technology - 13.4%
16	Accenture plc - Class A	4,180
108	Activision Blizzard, Inc.	10,028
7	Adobe, Inc. (a)	3,501
58	Advanced Micro Devices, Inc. (a)	5,319
336	Akamai Technologies, Inc. (a)	35,277
115	Amphenol Corporation- Class A	15,039
79	Analog Devices, Inc.	11,671
61	ANSYS, Inc. (a)	22,192
2	Apple, Inc.	265
82	Applied Materials, Inc.	7,077
139	Arista Networks, Inc. (a)	40,389
35	Autodesk, Inc. (a)	10,687
45	Automatic Data Processing, Inc.	7,929

8	Broadcom, Inc.	3,503
233	Broadridge Financial Solutions, Inc.	35,695
151	Cadence Design Systems, Inc. (a)	20,601
239	CDW Corporation	31,498
67	Cisco Systems, Inc.	2,998
279	Citrix Systems, Inc.	36,298
178	Cognizant Technology Solutions Corporation - Class A	14,587
605	Corning, Inc.	21,780
4,026	DXC Technology Company	103,669
370	eBay, Inc.	18,593
109	Electronic Arts, Inc.	15,652
320	F5 Networks, Inc. (a)	56,301
2	Facebook, Inc. - Class A (a)	546
43	Fidelity National Information Services, Inc.	6,083
86	Fiserv, Inc. (a)	9,792
93	FleetCor Technologies, Inc. (a)	25,373
2,547	FLIR Systems, Inc.	111,635
264	Fortinet, Inc. (a)	39,212
274	Gartner, Inc. (a)	43,892
52	Global Payments, Inc.	11,202
3,162	Hewlett Packard Enterprise Company	37,470
800	HP, Inc.	19,672
44	Intel Corporation	2,192
37	International Business Machines Corporation	4,658
16	Intuit, Inc.	6,078
375	IPG Photonics Corporation (a)	83,921
316	Jack Henry & Associates, Inc.	51,189
3,693	Juniper Networks, Inc.	83,129
198	Keysight Technologies, Inc. (a)	26,154
58	KLA Corporation	15,017
17	Lam Research Corporation	8,029
393	Leidos Holdings, Inc.	41,312
4	Mastercard, Inc. - Class A	1,428
310	Maxim Integrated Products, Inc.	27,482
115	Microchip Technology, Inc.	15,883
107	Micron Technology, Inc. (a)	8,044
1	Microsoft Corporation	222
686	NetApp, Inc.	45,441
5	Netflix, Inc. (a)	2,704
2,576	NortonLifeLock, Inc.	53,529
3	NVIDIA Corporation	1,567
77	Oracle Corporation	4,981
218	Paychex, Inc.	20,313
68	Paycom Software, Inc. (a)	30,753
9	PayPal Holdings, Inc. (a)	2,108
220	Qorvo, Inc. (a)	36,579
25	QUALCOMM, Inc.	3,809

13	salesforce.com, Inc. (a)	2,893
624	Seagate Technology plc	38,788
11	ServiceNow, Inc. (a)	6,055
181	Skyworks Solutions, Inc.	27,671
70	Synopsys, Inc. (a)	18,147
142	Take-Two Interactive Software, Inc. (a)	29,506
127	TE Connectivity, Ltd.	15,376
265	Teradyne, Inc.	31,771
26	Texas Instruments, Inc.	4,267
279	Twitter, Inc. (a)	15,108
72	Tyler Technologies, Inc. (a)	31,429
132	VeriSign, Inc. (a)	28,565
7	Visa, Inc. - Class A	1,531
4,468	Vontier Corporation (a)	149,231
737	Western Digital Corporation	40,822
2,935	Western Union Company	64,394
6,810	Xerox Holdings Corporation	157,924
117	Xilinx, Inc.	16,587
79	Zebra Technologies Corporation - Class A (a)	30,362
		2,126,555
	Materials - 5.9%
37	Air Products & Chemicals, Inc.	10,109
287	Albemarle Corporation	42,338
2,850	Amcor plc	33,545
312	Avery Dennison Corporation	48,394
210	Ball Corporation	19,568
291	Celanese Corporation	37,813
1,765	CF Industries Holdings, Inc.	68,323
534	Corteva, Inc.	20,677
266	Dow, Inc.	14,763
189	DuPont de Nemours, Inc.	13,440
413	Eastman Chemical Company	41,416
45	Ecolab, Inc.	9,736
333	FMC Corporation	38,272
667	Freeport-McMoRan, Inc.	17,355
443	International Flavors & Fragrances, Inc.	48,216
642	International Paper Company	31,920
18	Linde plc	4,743
290	LyondellBasell Industries NV - Class A	26,581
131	Martin Marietta Materials, Inc.	37,200
3,432	Mosaic Company	78,970
210	Newmont Corporation	12,577
604	Nucor Corporation	32,127
339	Packaging Corporation of America	46,752
122	PPG Industries, Inc.	17,595
1,886	Sealed Air Corporation	86,360
14	Sherwin-Williams Company	10,289

229	Vulcan Materials Company	33,963
1,179	WestRock Company	51,322
		934,364
	Real Estate - 7.7%
159	Alexandria Real Estate Equities, Inc.	28,337
27	American Tower Corporation	6,060
159	AvalonBay Communities, Inc.	25,508
413	Boston Properties, Inc.	39,041
398	CBRE Group, Inc. - Class A (a)	24,963
55	Crown Castle International Corporation	8,755
123	Digital Realty Trust, Inc.	17,160
1,070	Duke Realty Corporation	42,768
14	Equinix, Inc.	9,999
491	Equity Residential	29,107
151	Essex Property Trust, Inc.	35,850
372	Extra Space Storage, Inc.	43,100
1,046	Federal Realty Investment Trust	89,035
1,264	Healthpeak Properties, Inc.	38,211
3,940	Host Hotels & Resorts, Inc.	57,642
2,199	Iron Mountain, Inc.	64,826
6,218	Kimco Realty Corporation	93,332
345	Mid-America Apartment Communities, Inc.	43,708
83	Prologis, Inc.	8,272
79	Public Storage	18,243
456	Realty Income Corporation	28,350
1,673	Regency Centers Corporation	76,272
70	SBA Communications Corporation	19,749
231	Simon Property Group, Inc.	19,700
2,289	SL Green Realty Corporation	136,379
1,366	UDR, Inc.	52,495
642	Ventas, Inc.	31,484
2,478	Vornado Realty Trust	92,529
339	Welltower, Inc.	21,906
753	Weyerhaeuser Company	25,248
		1,228,029
	Utilities - 5.4%
1,971	AES Corporation	46,318
876	Alliant Energy Corporation	45,140
394	Ameren Corporation	30,756
172	American Electric Power Company, Inc.	14,322
147	American Water Works Company, Inc.	22,560
474	Atmos Energy Corporation	45,234
2,270	CenterPoint Energy, Inc.	49,123
580	CMS Energy Corporation	35,386
320	Consolidated Edison, Inc.	23,126
128	Dominion Energy, Inc.	9,626
195	DTE Energy Company	23,675

98		Duke Energy Corporation	8,973
391		Edison International	24,563
277		Entergy Corporation	27,656
849		Evergy, Inc.	47,128
232		Eversource Energy	20,070
355		Exelon Corporation	14,988
1,168		FirstEnergy Corporation	35,752
49		NextEra Energy, Inc.	3,780
2,914		NiSource, Inc.	66,847
2,176		NRG Energy, Inc.	81,709
817		Pinnacle West Capital Corporation	65,319
965		PPL Corporation	27,213
363		Public Service Enterprise Group, Inc.	21,163
124		Sempra Energy	15,799
163		Southern Company	10,013
218		WEC Energy Group, Inc.	20,063
264		Xcel Energy, Inc.	17,601
			853,903
		TOTAL COMMON STOCKS (Cost $14,621,631)	15,886,069

		SHORT-TERM INVESTMENTS - 0.1%
11,773		First American Government Obligations Fund - Class X, 0.04% (b)	11,773
		TOTAL SHORT-TERM INVESTMENTS (Cost $11,773)	11,773
		TOTAL INVESTMENTS - 99.9% (Cost $14,633,404)	15,897,842
		Other Assets in Excess of Liabilities - 0.1%	22,203
		NET ASSETS - 100.0%	$15,920,045

		Percentages are stated as a percent of net assets.
		The Fund’s security classifications are defined by the Fund Advisor.
	(a)	Non-income producing security.
	(b)	Rate shown is the annualized seven-day yield as of December 31, 2020.

Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,886,069	$-	$-	$15,886,069
Short-Term Investments	11,773	-	-	11,773
Total Investments in Securities	$15,897,842	$-	$-	$15,897,842
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended December 31, 2020, the Fund did not recognize any transfers to or from Level 3.